UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	February 12, 2010

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	68

Form 13F Information Table Value Total:  	$233,998,000

Bainco International Investors
December 31, 2009

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     3021   109850 SH       SOLE                   109850
AT&T Inc                       COM              00206R102     5698   203272 SH       SOLE                   203272
Apple Inc                      COM              037833100     4234    20082 SH       SOLE                    20082
Baker Hughes                   COM              057224107     4362   107750 SH       SOLE                   107750
Baxter International Inc       COM              071813109     8002   136375 SH       SOLE                   136375
Bristol Myers Co               COM              110122108     6214   246100 SH       SOLE                   246100
CACI International Inc.        COM              127190304      928    19000 SH       SOLE                    19000
CVS Caremark Corp              COM              126650100     2920    90650 SH       SOLE                    90650
Capstone Turbine               COM              14067d102       14    11000 SH       SOLE                    11000
Carnival Corporation           COM              143658300     2652    83700 SH       SOLE                    83700
Charles Schwab Corp            COM              808513105     5299   281550 SH       SOLE                   281550
Chevron Texaco Corp.           COM              166764100      337     4375 SH       SOLE                     4375
Cisco Systems Inc              COM              17275R102     5552   231923 SH       SOLE                   231923
Citigroup Inc                  COM              172967101       94    28261 SH       SOLE                    28261
Consumer Discretionary Sector  COM              81369y407     1413    47450 SH       SOLE                    47450
Covidien Plc                   COM              g2554f105     5691   118842 SH       SOLE                   118842
Darden Restaurants Inc.        COM              237194105     5526   157575 SH       SOLE                   157575
Elan Corporation               COM              284131208      179    27450 SH       SOLE                    27450
Exxon Mobil Corp               COM              30231g102      874    12823 SH       SOLE                    12823
General Electric               COM              369604103      401    26505 SH       SOLE                    26505
Honeywell International Inc.   COM              438516106     2895    73850 SH       SOLE                    73850
IBM                            COM              459200101     5743    43875 SH       SOLE                    43875
Intel Corporation              COM              458140100      540    26484 SH       SOLE                    26484
JP Morgan Chase                COM              46625h100     4308   103372 SH       SOLE                   103372
Johnson & Johnson              COM              478160104    24520   380690 SH       SOLE                   380690
Juniper Networks Inc           COM              48203r104      985    36948 SH       SOLE                    36948
Kohl's Corporation             COM              500255104     5334    98900 SH       SOLE                    98900
Kulicke & Soffa Industries     COM              501242101       78    14400 SH       SOLE                    14400
Lawson Software                COM              52078P102      146    22000 SH       SOLE                    22000
Loews Corp                     COM              540424108     2881    79250 SH       SOLE                    79250
Marathon Oil Corp              COM              565849106     4156   133125 SH       SOLE                   133125
Market Vectors Gold Miners ETF COM              57060u100     3611    78150 SH       SOLE                    78150
Market Vectors JR Gold Miners  COM              57060u589      321    12475 SH       SOLE                    12475
Maxim Integrated Prods.        COM              57772K101     1128    55560 SH       SOLE                    55560
Merck                          COM              58933y105      270     7397 SH       SOLE                     7397
Microsoft Corp                 COM              594918104     6978   228865 SH       SOLE                   228865
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     5455   104100 SH       SOLE                   104100
Office Depot                   COM              676220106      106    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     6741   274700 SH       SOLE                   274700
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     4500   247375 SH       SOLE                   247375
Philip Morris International    COM              718172109     3321    68925 SH       SOLE                    68925
Procter & Gamble Co            COM              742718109     3518    58030 SH       SOLE                    58030
Raytheon Co                    COM              755111507     6225   120825 SH       SOLE                   120825
S&P 500 Depository Receipt (Sp COM              78462F103     1925    17275 SH       SOLE                    17275
StatoilHydro ASA-Sponsored ADR COM              85771p102     2675   107400 SH       SOLE                   107400
Supertex Inc                   COM              868532102      417    14000 SH       SOLE                    14000
TJX Companies Inc              COM              872540109     3367    92125 SH       SOLE                    92125
Total Fina SA Sponsored ADR    COM              89151E109     7310   114150 SH       SOLE                   114150
Tyler Technologies Inc.        COM              902252105    22116  1110819 SH       SOLE                  1110819
Union Pacific Corp             COM              907818108     4462    69825 SH       SOLE                    69825
Vanguard Emerging Markets Stoc COM              922042858      316     7715 SH       SOLE                     7715
Vanguard European Stock ETF    COM              922042874      223     4600 SH       SOLE                     4600
Vanguard FTSE All-World Ex-US  COM              922042775     7249   166221 SH       SOLE                   166221
Vanguard Pacific Stock ETF     COM              922042866      257     5000 SH       SOLE                     5000
Vanguard Total Stock Mkt ETF   COM              922908769     1596    28320 SH       SOLE                    28320
Visa, Inc                      COM              92826c839     5405    61800 SH       SOLE                    61800
Wal-Mart Stores                COM              931142103     5127    95920 SH       SOLE                    95920
Waste Management Inc           COM              94106l109     3323    98275 SH       SOLE                    98275
Weatherford International Ltd. COM              h27013103     2680   149475 SH       SOLE                   149475
Windstream Corp                COM              97381w104     4692   426975 SH       SOLE                   426975
Wisdomtree India Earnings Fund COM              97717w422      236    10700 SH       SOLE                    10700
iBasis, Inc                    COM              450732201      130    43333 SH       SOLE                    43333
iShares Dow Jones US Total Mar COM              464287846      268     4840 SH       SOLE                     4840
iShares MSCI EAFE Index Fund   COM              464287465      278     5028 SH       SOLE                     5028
iShares MSCI Emerging Markets  COM              464287234     2770    66747 SH       SOLE                    66747